Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information
Mylan has two segments, “Generics” and “Specialty.” The Generics Segment primarily develops, manufactures, sells and distributes generic or branded generic pharmaceutical products in tablet, capsule, injectable or transdermal patch form, as well as API. The Specialty Segment engages mainly in the development, manufacture and sale of branded specialty nebulized and injectable products. Beginning with the first quarter of 2013, the Company reorganized the components of its Generics and Specialty segments as a result of a change in the way the Chief Executive Officer, who is the chief operating decision maker, evaluates the performance of operations, develops strategy and allocates capital resources. As required by the applicable accounting standards, financial statements issued subsequent to this segment reporting change are required to reflect modifications to the reportable segment information resulting from the revision, including reclassifications of all comparative segment information. Accordingly, the results presented below reflect the change in segment reporting for all periods presented. There is no change to the Company’s previously reported consolidated net operating results, financial position or cash flows.

The Company’s chief operating decision maker evaluates the performance of its segments based on total revenues and segment profitability. Segment profitability represents segment gross profit less direct research and development expenses and direct selling, general and administrative expenses. Certain general and administrative and research and development expenses not allocated to the segments, net charges for litigation settlements, impairment charges and other expenses not directly attributable to the segments, are reported in Corporate/Other. Additionally, amortization of intangible assets and other purchase accounting related items, as well as any other significant special items, are included in Corporate/Other. Items below the earnings from operations line on the Company’s Consolidated Statements of Operations are not presented by segment, since they are excluded from the measure of segment profitability. The Company does not report depreciation expense, total assets and capital expenditures by segment, as such information is not used by the chief operating decision maker.

The accounting policies of the segments are the same as those described in Note 2 to Consolidated Financial Statements. Intersegment revenues are accounted for at current market values and are eliminated at the consolidated level.

Presented in the table below is segment information for the periods identified and a reconciliation of segment information to total consolidated information.

(In thousands)	Generics Segment	Specialty Segment	Corporate / Other(1)	Consolidated
Year Ended December 31, 2012
Total revenues
Third party	$5,946,203	$849,907	$—	$6,796,110
Intersegment	3,088	36,991	(40,079)	—
Total	$5,949,291	$886,898	$(40,079)	$6,796,110

Segment profitability	$1,706,783	$319,243	$(916,677)	$1,109,349

(In thousands)	Generics Segment	Specialty Segment	Corporate / Other(1)	Consolidated
Year Ended December 31, 2011
Total revenues
Third party	$5,544,975	$584,850	$—	$6,129,825
Intersegment	2,480	70,005	(72,485)	—
Total	$5,547,455	$654,855	$(72,485)	$6,129,825

Segment profitability	$1,607,910	$240,440	$(842,901)	$1,005,449

(In thousands)	Generics Segment	Specialty Segment	Corporate / Other(1)	Consolidated
Year Ended December 31, 2010
Total revenues
Third party	$5,012,422	$438,100	$—	$5,450,522
Intersegment	40,116	61,772	(101,888)	—
Total	$5,052,538	$499,872	$(101,888)	$5,450,522

Segment profitability	$1,388,736	$132,222	$(799,374)	$721,584
____________

(1)
Includes certain corporate general and administrative and research and development expenses; net charges for litigation settlements; certain intercompany transactions, including eliminations; amortization of intangible assets and certain purchase accounting items; impairment charges; and other expenses not directly attributable to segments.

The Company’s net revenues are generated via the sale of products in the following therapeutic categories:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Allergy	$741,487	$476,990	$343,138
Anti-infectives	1,034,332	1,005,278	783,738
Cardiovascular	1,156,348	1,037,644	967,680
Central Nervous System	1,473,928	1,214,046	1,248,982
Dermatological	157,296	143,769	166,200
Endocrine and Metabolic	645,936	535,383	433,341
Gastrointestinal	418,934	492,683	462,088
Respiratory System	229,249	250,692	248,452
Other (1)	892,736	949,792	750,647
	$6,750,246	$6,106,277	$5,404,266
____________

(1)	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of consolidated net revenues.

Geographic Information
The Company’s principal geographic markets are North America, EMEA, and Asia Pacific. Net revenues are classified based on the geographic location of the customers and are as follows:

	Year Ended December 31,
(In thousands)	2012	2011	2010
The Americas:
United States	$3,909,518	$3,242,985	$2,656,532
Other Americas	221,898	226,144	188,659
Europe (1)	1,694,236	1,781,184	1,790,901
Asia	924,594	855,964	768,174
	$6,750,246	$6,106,277	$5,404,266
 ____________

(1)	Net revenues in France consisted of approximately 9%, 11% and 13% of consolidated net revenues for the years ended December 31, 2012, 2011 and 2010, respectively.